SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2025	2024	2023
Trade receivables and other current assets	$(34)	$(138)	$535
Accounts payable and accrued liabilities	29	18	(51)
Other assets and liabilities	(89)	(144)	(79)
	$(94)	$(264)	$405